Revenue and Cost of Sales and Services	12 Months Ended
Dec. 31, 2018
Disclosure of cost of sales and services [Abstract]
Revenue and Cost of Sales and Services
Note 22 – Revenue and Cost of Sales and Services

A.	Revenue

	For the Year Ended December 31,
	2018	2017	2016
	$ Thousands
Revenue from sale of electricity	347,167	349,957	309,249
Revenue from sale of steam	16,095	15,438	14,939
Others	750	309	65
	364,012	365,704	324,253

B.	Cost of Sales and Services

	For the Year Ended December 31,
	2018	2017	2016
	$ Thousands
Fuels	118,698	129,788	125,528
Electricty and infrastructure services	125,623	122,340	112,038
Salaries and related expenses	6,097	5,822	5,305
Generation and operating expenses and outsourcing	6,509	6,432	6,119
Third party services	1,548	1,734	1,764
Other	1,040	1,020	912
	259,515	267,136	251,666

The following footnote in the financial statements have been restated to be comparable with current year presentation:

For the year ended December 31, 2017	As previously stated	Effect of restatements	Restated
	$ Thousands
Fuels	-	129,788	129,788
Fuel, gas and lubricants	137,832	(137,832)	-
Electricity and infrastructure services	-	122,340	122,340
Capacity and energy purchases and transmission costs	50,973	(50,973)	-
Regulatory expenses	62,908	(62,908)	-
Salaries and related expenses	6,269	(447)	5,822
Generation and operating expenses and outsourcing	-	6,432	6,432
Third party services	2,670	(936)	1,734
Other	6,484	(5,464)	1,020
	267,136	-	267,136

For the year ended December 31, 2016	As previously stated	Effect of restatements	Restated
	$ Thousands
Fuels	-	125,528	125,528
Fuel, gas and lubricants	133,012	(133,012)	-
Electricty and infrastructure services	-	112,038	112,038
Capacity and energy purchases and transmission costs	57,310	(57,310)	-
Regulatory expenses	48,509	(48,509)	-
Salaries and related expenses	5,942	(637)	5,305
Generation and operating expenses and outsourcing	-	6,119	6,119
Third party services	2,890	(1,126)	1,764
Other	4,003	(3,091)	912
	251,666	-	251,666